Defined benefit plan - Expense Recognized in Profit Or Loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of defined benefit plans [abstract]
Current service cost	$ 718	$ 370
Interest cost	22	8
Expected return on plan assets	(18)	(7)
Administration costs	2	3
Expense recognized in profit or loss	$ 724	$ 374